PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets

	Aerospace & Defense – 3.3%
6,881	Aerojet Rocketdyne Holdings, Inc.(a)	$272,763
5,002	Axon Enterprise, Inc.(a)	490,846
5,617	HEICO Corp.	559,734
5,306	Kaman Corp.	220,730

		1,544,073

	Auto Components – 1.5%
4,203	Fox Factory Holding Corp.(a)	347,210
3,025	LCI Industries	347,814

		695,024

	Biotechnology – 7.9%
6,051	ACADIA Pharmaceuticals, Inc.(a)	293,292
2,646	Argenx SE, ADR(a)	595,959
3,863	Ascendis Pharma A/S, ADR(a)	571,338
4,117	Emergent BioSolutions, Inc.(a)	325,572
15,211	Immunomedics, Inc.(a)	539,078
11,815	Momenta Pharmaceuticals, Inc.(a)	393,085
5,669	Neurocrine Biosciences, Inc.(a)	691,618
5,679	PTC Therapeutics, Inc.(a)	288,152

		3,698,094

	Capital Markets – 4.3%
21,753	Ares Management Corp., Class A	863,594
1,271	MarketAxess Holdings, Inc.	636,669
3,683	Morningstar, Inc.	519,193

		2,019,456

	Commercial Services & Supplies – 2.0%
16,390	Ritchie Bros. Auctioneers, Inc.	669,531
3,608	Tetra Tech, Inc.	285,465

		954,996

	Communications Equipment – 1.9%
16,659	Ciena Corp.(a)	902,251

	Distributors – 1.8%
3,150	POOL CORP.	856,391

	Diversified Consumer Services – 1.1%
7,532	Chegg, Inc.(a)	506,602

	Diversified Telecommunication Services – 1.1%
6,485	Cogent Communications Holdings, Inc.	501,680

	Electrical Equipment – 1.8%
6,858	Generac Holdings, Inc.(a)	836,196

	Electronic Equipment, Instruments & Components – 2.3%
10,428	FLIR Systems, Inc.	423,064
14,650	Trimble, Inc.(a)	632,733

		1,055,797

Shares	Description	Value (†)
Common Stocks – continued

	Food & Staples Retailing – 1.2%
3,608	Casey’s General Stores, Inc.	$539,468

	Food Products – 4.2%
12,858	Freshpet, Inc.(a)	1,075,700
26,843	Nomad Foods Ltd.(a)	575,783
17,400	Simply Good Foods Co. (The)(a)	323,292

		1,974,775

	Health Care Equipment & Supplies – 6.1%
10,905	Globus Medical, Inc., Class A(a)	520,278
4,532	Insulet Corp.(a)	880,386
2,669	Penumbra, Inc.(a)	477,271
4,273	West Pharmaceutical Services, Inc.	970,697

		2,848,632

	Health Care Providers & Services – 4.9%
15,004	1Life Healthcare, Inc.(a)	544,945
1,353	Chemed Corp.	610,298
5,292	Encompass Health Corp.	327,734
4,688	LHC Group, Inc.(a)	817,212

		2,300,189

	Hotels, Restaurants & Leisure – 2.5%
9,763	Texas Roadhouse, Inc.	513,241
29,682	Wendy’s Co. (The)	646,474

		1,159,715

	Household Durables – 1.1%
2,834	Helen of Troy Ltd.(a)	534,379

	Insurance – 3.1%
6,867	Kemper Corp.	497,995
4,315	Kinsale Capital Group, Inc.	669,731
3,495	RLI Corp.	286,940

		1,454,666

	IT Services – 7.6%
10,957	Black Knight, Inc.(a)	795,040
9,735	Booz Allen Hamilton Holding Corp.	757,286
5,174	Broadridge Financial Solutions, Inc.	652,907
3,820	EPAM Systems, Inc.(a)	962,678
16,537	KBR, Inc.	372,909

		3,540,820

	Life Sciences Tools & Services – 5.3%
1,924	Bio-Techne Corp.	508,071
3,613	Charles River Laboratories International, Inc.(a)	629,926
4,646	ICON PLC(a)	782,665
5,641	PRA Health Sciences, Inc.(a)	548,813

		2,469,475

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 3.2%
7,094	Albany International Corp., Class A	$416,488
6,532	ESCO Technologies, Inc.	552,150
19,598	Ingersoll Rand, Inc.(a)	551,096

		1,519,734

	Pharmaceuticals – 3.5%
10,942	Catalent, Inc.(a)	802,049
15,023	Horizon Therapeutics PLC(a)	834,978

		1,637,027

	Professional Services – 2.1%
2,273	FTI Consulting, Inc.(a)	260,372
8,193	TransUnion	713,119

		973,491

	Semiconductors & Semiconductor Equipment – 6.8%
9,381	Advanced Energy Industries, Inc.(a)	635,938
5,466	MKS Instruments, Inc.	618,970
3,518	Monolithic Power Systems, Inc.	833,766
9,612	Semtech Corp.(a)	501,939
5,891	Silicon Laboratories, Inc.(a)	590,690

		3,181,303

	Software – 12.7%
4,221	Avalara, Inc.(a)	561,773
7,089	Blackline, Inc.(a)	587,749
6,032	Five9, Inc.(a)	667,561
7,273	Guidewire Software, Inc.(a)	806,212
7,957	j2 Global, Inc.(a)	502,962
5,042	Paylocity Holding Corp.(a)	735,577
5,282	Pegasystems, Inc.	534,380
7,004	Q2 Holdings, Inc.(a)	600,873
7,740	Smartsheet, Inc., Class A(a)	394,121
1,603	Tyler Technologies, Inc.(a)	556,049

		5,947,257

	Specialty Retail – 1.1%
9,310	Floor & Decor Holdings, Inc., Class A(a)	536,722

	Textiles, Apparel & Luxury Goods – 1.7%
5,872	Columbia Sportswear Co.	473,166
10,576	Skechers U.S.A., Inc., Class A(a)	331,875

		805,041

	Trading Companies & Distributors – 2.1%
8,829	SiteOne Landscape Supply, Inc.(a)	1,006,241

	Total Common Stocks (Identified Cost $38,741,020)	45,999,495

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$946,389	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $946,389 on 7/01/2020 collateralized by $855,500 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $965,417 including accrued interest(b) (Identified Cost $946,389)	$946,389

	Total Investments – 100.2% (Identified Cost $39,687,409)	46,945,884
	Other assets less liabilities – (0.2)%	(79,670)

	Net Assets – 100.0%	$46,866,214

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$45,999,495	$—	$—	$45,999,495
Short-Term Investments	—	946,389	—	946,389

Total	$45,999,495	$946,389	$—	$46,945,884

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2020 (Unaudited)

Software	12.7%
Biotechnology	7.9
IT Services	7.6
Semiconductors & Semiconductor Equipment	6.8
Health Care Equipment & Supplies	6.1
Life Sciences Tools & Services	5.3
Health Care Providers & Services	4.9
Capital Markets	4.3
Food Products	4.2
Pharmaceuticals	3.5
Aerospace & Defense	3.3
Machinery	3.2
Insurance	3.1
Hotels, Restaurants & Leisure	2.5
Electronic Equipment, Instruments & Components	2.3
Trading Companies & Distributors	2.1
Professional Services	2.1
Commercial Services & Supplies	2.0
Other Investments, less than 2% each	14.3
Short-Term Investments	2.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%